Significant mergers and acquisitions and investments - Equity investments and others (Details) ¥ in Millions, $ in Millions, $ in Billions			1 Months Ended						3 Months Ended	12 Months Ended
	Dec. 27, 2025 CNY (¥)	Dec. 27, 2022 CNY (¥)	Mar. 31, 2021 HKD ($)	Mar. 31, 2021 CNY (¥)	Feb. 28, 2021 CNY (¥)	Jan. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Jul. 09, 2023	Aug. 31, 2020	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)
Ant Group | SAPA | Pre-emptive rights | Maximum
Investment
Consideration to be received from related party | $																	$ 1.5
Bilibili, Inc
Investment
Cash consideration			$ 5,818	¥ 4,885
Equity interest (as a percent)			8.00%	8.00%	8.00%							8.00%
STO Express
Investment
Percentage of equity interest acquired						14.70%
Percentage of equity interest the Company may elect to acquire		21.00%				31.30%
Total consideration	¥ 5,300	¥ 6,700				¥ 10,000
Call options, expiry date	Dec. 27, 2025
Losses relating to options										¥ (557)	¥ 36	¥ 1,413
Purchase consideration					¥ 3,300
Equity interest (as a percent)					25.00%
Allocated to net assets acquired					¥ 2,002
STO Express | Amortizable intangible assets
Investment
Difference between equity method carrying amount and underlying equity in net assets					1,731
STO Express | Goodwill
Investment
Difference between equity method carrying amount and underlying equity in net assets					2,433
STO Express | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets					¥ 477
Mango Excellent Media Co
Investment
Cash consideration							¥ 6,200
Percentage of equity interest acquired							5.00%		5.00%
China Broadcasting Network Joint Stock Corporation Limited
Investment
Cash consideration									¥ 10,000
Percentage of equity interest acquired							7.00%		7.00%
YTO Express Group Co., Ltd
Investment
Equity interest (as a percent)															11.00%
Purchase consideration								¥ 6,600
Equity interest (as a percent)								23.00%
Allocated to net assets acquired								¥ 3,891
YTO Express Group Co., Ltd | Amortizable intangible assets
Investment
Difference between equity method carrying amount and underlying equity in net assets								4,442
YTO Express Group Co., Ltd | Goodwill
Investment
Difference between equity method carrying amount and underlying equity in net assets								4,270
YTO Express Group Co., Ltd | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets								¥ 1,171
Ant Group
Investment
Equity interest (as a percent)													33.00%
Deferred tax effect													¥ 19,700
Ant Group | Subsequent event
Investment
Percentage of repurchase of equity interest														7.60%
Ant Group | SAPA
Investment
Equity interest (as a percent)																33.00%	33.00%
Cost of equity interest																¥ 90,700
Ant Group | Amortizable intangible assets | SAPA
Investment
Difference between equity method carrying amount and underlying equity in net assets																24,500
Ant Group | Equity investments | SAPA
Investment
Difference between equity method carrying amount and underlying equity in net assets																¥ 5,300